LEGG MASON PARTNERS INVESTMENT TRUST

SUPPLEMENT DATED OCTOBER 15, 2021

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

DATED JANUARY 29, 2021 OF

FRANKLIN S&P 500 INDEX FUND (the “Fund”)

I.	Effective October 15, 2021 the following changes are made to the Fund’s Summary Prospectus and Prospectus:

a)

In the section entitled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus references to Michael Ripper are hereby deleted in their entirety and replaced with the following:

Jose Maldonado, CFA	Portfolio Manager	October 2021

b)	In the section entitled “More on fund management – Portfolio managers” in the Fund’s Prospectus references to Michael Ripper are deleted in their entirety and replaced with the following:

Jose Maldonado, CFA	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Mr. Maldonado was formerly a member of the Portfolio Management group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in 2020 to create FTIS. Previously, Mr. Maldonado served as a global equity trader at Arrowstreet Capital and as an investment management consultant at FactSet Research Systems. He entered the financial services industry in 2008. He holds a B.S. in Finance with an Economics minor from Providence College.	October 2021

II.	Effective October 15, 2021 the following changes are made to the Fund’s SAI.

a)

In the section entitled “Investment Management and Service Provider Information – Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the Fund’s SAI, reference to Michael Ripper is deleted in its entirety and replaced with the following:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Jose Maldonado, CFA*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

*	The information is as of August 31, 2021 and does not reflect additional accounts (including the Fund) for which Mr. Maldonado will join the portfolio management team on October 15, 2021.

b)

In the section entitled “Investment Management and Service Provider Information – Portfolio Managers – Portfolio Managers Securities Ownership” in the Fund’s SAI, reference to Michael Ripper is deleted in its entirety and replaced with the following:

Jose Maldonado, CFA                None*

*	The information is as of August 31, 2021.

Please retain this supplement for future reference.

FTXX668963

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